Investments	12 Months Ended
Mar. 31, 2013
Investments
8.	Investments

Investments consist of the following:

	As of March 31,
	2012		2013
	(In millions)
Current investments
Investments available-for-sale, at fair value	Rs.	—	Rs.	5,689	US$	104
Non-current investments
Investments at cost, net		4,104		4,109		75

Total	Rs.	4,104	Rs.	9,798	US$	179

Information on unrealized gains and losses from investments in available-for-sale securities is as follows:

	Amortized cost		Gross Unrealized gains		Fair value
	(In millions)
Available-for-sale securities
As of March 31,2012;
Mutual Funds	Rs.	—	Rs.	—	Rs.	—

Total available-for-sale securities	Rs.	—	Rs.	—	Rs.	—

As of March 31,2013;
Mutual Funds	Rs.	5,684	Rs.	5	Rs.	5,689

Total available-for-sale securities	Rs.	5,684	Rs.	5	Rs.	5,689

	US$	104	US$	—	US$	104

Dividends from investments were Rs. 3 million, Rs. Nil and Rs. Nil in fiscals 2011, 2012 and 2013 respectively.

In fiscal 2011, the proceeds and gross realized gains from sale of available-for-sale securities were Rs. 22,449 million and Rs. 138 million, respectively. On sale of these securities, unrealized gain of Rs. 52 million were reclassified from accumulated other comprehensive loss to earnings.

In fiscal 2012, the proceeds and gross realized gain from sale of available-for-sale securities were Rs. 51,648 million and Rs. 379 million, respectively. On sale of these securities, unrealized gain of Rs. 4 million were reclassified from accumulated other comprehensive loss to earnings.

In fiscal 2013, the proceeds and gross realized gain from sale of available-for-sale securities were Rs. 49,189 million (US$ 902 million) and Rs. 180 million (US$ 3 million), respectively. On sale of these securities, unrealized gain of Rs. Nil were reclassified from accumulated other comprehensive loss to earnings.

In fiscal 2009, the Company partially sold its investment in Tata Teleservices Limited (“TTSL”), a cost method investment, with carrying amount of Rs. 338 million to NTT Docomo Inc. (“the buyer”) for a cash consideration of Rs. 4,242 million and realized a gain of Rs. 3,904 million, reducing its ownership interest in TTSL from 14.43% to 10.66%. As of March 31, 2013, the Company’s effective ownership interest is 9.33%. The carrying value of TTSL investment is Rs. 4,074 million (US$ 75 million) as on March 31, 2013.

The Company has an option to reacquire TTSL shares at fair value if any of the TTSL’s competitor acquires more than 10% of voting interest in buyer. The buyer has the option to sell the TTSL shares to the Company, at fair value, in the event any competitor of the buyer acquires more than 10% ownership interest in TTSL.

The buyer has an option to acquire additional interests in TTSL from the Company, at fair value, if TTSL does not meet certain performance targets by 2014. Additionally, the buyer has an option (referred to as the put option), to sell its interest in TTSL to the Company at the higher of fair value or 50% of the consideration paid (dependent on current applicable Indian foreign exchange regulations) by the buyer in the event TTSL does not meet any of the performance targets by 2014. The Company recognized the sale and recorded a gain, as the Company’s options to reacquire the shares are at fair value and therefore do not provide more than a trivial benefit to the Company. The exercise of put option was not considered probable as of March 31, 2009, and therefore the put option does not preclude the recognition of the sale and consequently the gain in determination of earnings. The put option is in the nature of a guarantee and fair value of guarantee at inception and as of March 31, 2013 was insignificant.

The Company has provided guarantee relating to representations and warranties in connection with the sale of Company’s investment in TTSL. These representation and warranties mainly relate to the validity of the Company’s title to TTSL shares, validity of the sale and issuance of the shares by the Company and TTSL, validity of TTSL’s telecommunication license. Additionally the guarantee indemnify the buyer against any loss on account of unrecorded or undisclosed liabilities, and for any loss that the buyer may incur in relation to TTSL’s contingent liabilities existing as on the date of sale agreements. The share of the Company in respect of specified contingent liabilities is Rs. 417 million (US$ 8 million).